CREDIT FROM BANKING INSTITUTIONS (Tables)	12 Months Ended
Dec. 31, 2013
CREDIT FROM BANKING INSTITUTIONS [Abstract]
Schedule of Line of Credit Facilities and Current portion of Long-Term Debt
Composition:

	US dollars
	December 31,
(in thousands)	2013	2012

Revolving credit - in NIS	38	45
Current maturities of long-term loans	-	176
	38	221